Stock Based Compensation - Summary of Status of Plans (Detail) - Directors Stock Option Plan [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Beginning Balance	40,500	52,500	63,000
Granted	0	0	0
Exercised	(7,500)	0	(6,000)
Expired	(13,500)	(12,000)	(4,500)
Ending Balance	19,500	40,500	52,500
Options exercisable at: December 31, 2020	19,500
Beginning Balance	$ 21.49	$ 21.55	$ 20.96
Granted	0	0	0
Exercised	19.26	0	18.00
Expired	25.72	21.75	18.00
Ending Balance	19.42	$ 21.49	$ 21.55
Weighted average exercise price of Options exercisable at: December 31, 2020	$ 19.42